RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS - Narrative (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net (depreciation)/appreciation in fair value of investments	$ 787,851	$ 6,790,223
The Procter & Gamble Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net (depreciation)/appreciation in fair value of investments	$ (2,886,516)	$ 2,819,639